Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2011
Real Estate Owned [Abstract]
Summary of carrying amounts for real estate owned (at cost)

	December 31,
	2011	2010
Land	$1,821,762	$1,515,375
Depreciable property - held and used:
Building and improvements	5,203,484	3,909,181
Furniture, fixtures and equipment	244,101	225,447
Under development:
Land	115,198	61,557
Construction in progress	131,601	35,462
Held for sale:
Land	98,340	269,185
Building and improvements	410,123	787,273
Furniture, fixtures and equipment	49,862	77,867

Real estate owned	8,074,471	6,881,347
Accumulated depreciation	(1,831,727)	(1,638,326)

Real estate owned, net	$6,242,744	$5,243,021

UDR's real estate community acquisitions

Property Name	Market	Acquisition Date	Units	Purchase Price (a)
10 Hanover Square	New York, NY	April 2011	493	$259,750
388 Beale	San Francisco, CA	April 2011	227	90,500
14 North	Boston, MA	April 2011	387	64,500
Inwood West	Boston, MA	April 2011	446	108,000
View 14	Metropolitan D.C.	June 2011	185	105,538
Rivergate	New York, NY	July 2011	706	443,403
21 Chelsea	New York, NY	August 2011	210	138,930
95 Wall	New York, NY	August 2011	507	328,914

			3,161	$1,539,535

Company's Combined result of Operations

	December 31,
	2011	2010
Pro forma revenues	$672,074	$576,494
Pro forma loss attributable to common stockholders	(4,309)	(109,442)
Proforma loss attributable to common stockholders - basic	(0.02)	(0.64)
Pro forma loss attributable to common stockholders - diluted	(0.02)	(0.64)